October 17, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD CHESTER FUNDS (THE TRUST)

FILE NO.  2-92948

---------------------------------------------------------------------------------------------------------

Ladies and Gentlemen:

Enclosed is the 50th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this amendment is to register Vanguard Target Retirement 2060 Fund, a new series of the Trust.

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, we have designated an effective date of January 19, 2012. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-5284.

Sincerely,

Lisa L.B. Matson

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Chad Eskildsen, Esq.

U.S. Securities and Exchange Commission

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission